Segmental information	6 Months Ended
Jun. 30, 2025
Segment Reporting [Abstract]
Segmental information

15. Segmental information:

The Company has two reportable segments from which it derives its revenues, the MR tankers and the dry-bulk carriers. The table below presents information about the Company’s reportable segments for the six month period ended June 30, 2025 and 2024. The accounting policies followed in the preparation of the reportable segments are the same with those followed in the preparation of the Company’s Condensed Consolidated Financial Statements. Segment results are evaluated based on income from operations.

PYXIS TANKERS INC.

Notes to the unaudited interim Condensed Consolidated Financial Statements

(Expressed in thousands of U.S. Dollars, except for share and per share data)

15.	Segmental information: - Continued:

	Six months ended June 30, 2025
	Tanker vessels	Dry-bulk vessels	Total
Revenues, net	$12,353	$6,403	$18,756
Voyage related costs and commissions	(1,020)	(551)	(1,571)
Vessel operating expenses	(4,030)	(2,935)	(6,965)
General and administrative expenses	35	(137)	(102)
Management fees	(463)	(474)	(937)
Depreciation and amortization of special survey costs	(2,086)	(1,930)	(4,016)
Interest and finance costs	(1,356)	(1,562)	(2,918)
Interest income	72	27	99
Segment profit/(loss)	$3,505	$(1,159)	$2,346

General and administrative expenses			$(4,471)
Interest and finance costs			(26)
Interest income			758
Net income/(loss)			$(1,393)

	Six months ended June 30, 2024
	Tanker vessels	Dry-bulk vessels	Total
Revenues, net	$19,824	$5,891	$25,715
Voyage related costs and commissions	(2,492)	(823)	(3,315)
Vessel operating expenses	(3,936)	(2,180)	(6,116)
General and administrative expenses	(28)	(125)	(153)
Management fees	(452)	(290)	(742)
Depreciation and amortization of special survey costs	(2,099)	(1,190)	(3,289)
Interest and finance costs	(1,863)	(1,204)	(3,067)
Segment profit	$8,954	$79	$9,033

General and administrative expenses			$(1,393)
Interest and finance costs			(6)
Interest income			1,261
Net income			$8,895

A reconciliation of total segment assets to total assets presented in the accompanying consolidated balance sheets of June 30, 2025, is as follows:

	June 30, 2025
	Tanker vessels	Dry-bulk vessels	Total
Cash and cash equivalents & restricted cash	$5,499	$2,013	$7,512
Inventories	358	1,076	1,434
Trade accounts receivable, net	1,661	812	2,473
Insurance claim receivable	—	340	340
Prepayments and other current assets	243	47	290
Vessels, net	65,550	71,178	136,728
Deferred dry-dock and special survey costs, net	1,021	1,409	2,430
Segment assets	$74,332	$76,875	$151,207

Cash and cash equivalents			$21,283
Short-term investment in time deposits			14,000
Prepayments and other current assets			103
Total assets			$186,593

PYXIS TANKERS INC.

Notes to the Unaudited Interim Condensed Consolidated Financial Statements

(Expressed in thousands of U.S. Dollars, except for share and per share data)

15.	Segmental information: - Continued:

A reconciliation of total segment assets to total assets presented in the accompanying consolidated balance sheets of December 31, 2024, is as follows:

	Year ended December 31, 2024
	Tanker vessels	Dry-bulk vessels	Total
Cash and cash equivalents & restricted cash	$3,074	$2,299	$5,373
Inventories	1,150	739	1,889
Trade accounts receivable, net	4,587	453	5,040
Insurance claim receivable	—	245	245
Prepayments and other current assets	414	221	635
Vessels, net	67,373	72,651	140,024
Deferred dry-dock and special survey costs, net	1,214	—	1,214
Advance for vessel additions	—	170	170
Segment assets	$77,812	$76,778	$154,590

Non-segment reconciling items:
Cash and cash equivalents			$17,220
Short-term investment in time deposits			17,000
Prepayments and other current assets			71
Total assets			$188,881